BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATION

NOTE 20 BUSINESS COMBINATION

Xin Feng Construction Co., Ltd.

On December 31, 2020, the Company acquired substantially all of the assets of XFC. The fair values of assets acquired and liabilities assumed were as follows:

Cash and bank balance	$857,555
Trade receivables	318,487
Inventory	1,608,301
Prepaid expenses and other current assets	877,809
Plant and equipment, net	50,567
Other non-current assets	458,392
Notes payable	(187,447)
Bank borrowing	(532,824)
Other payables and accrued liabilities	(55,917)
Income tax payable	(285,186)
Advance receipts	(1,285,777)
Goodwill	332,040
Net assets acquired	$2,156,000

Guizhou Wan Feng Hu Intelligent Aquatic Technology Co. Limited.

On October 8, 2020, the Company terminated the VIE agreements with and settled all debt claims as to GZ WFH. The fair values of assets and liabilities of GZ WFH were as follows:

Cash and bank balance	$3,974
Trade receivables	1,534,961
Inventory	295,960
Prepaid expenses and other current assets	143,819
Plant and equipment, net	703,412
Advance to suppliers	3,996
Deferred tax assets, net	121,675
Accounts payable	(264,622)
Other payables and accrued liabilities	(312,562)
Advance from customers	(637,455)
Income tax payable	(629,666)
Due to related parties	(414,583)
Net assets acquired	548,909
Consideration received	(4,750)
Non-controlling interest	(21,868)
Cumulative exchange difference from translation of foreign operations	(62,174)
Loss on disposal of subsidiary	$460,117